Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forum Funds
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012470
Shareholder Report [Line Items]
Fund Name	Polaris Global Value Fund
Trading Symbol	PGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

Additional Information Phone Number	(888) 263-5594
Additional Information Website	https://polarisfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The Fund had positive absolute returns in nine of 11 sectors; however, an underweight in a heated information technology (IT) sector weighed on results, as did lackluster results in communication services and real estate. Top contributors included financials and industrials, while the Fund outperformed the World Index in materials, consumer staples and utilities. Geographically, the Fund had double-digit gains from out-of-benchmark allocations in South Korea, China and Chile, while beating the World Index in Germany, Switzerland and Singapore. The Fund was underweight and underperformed in a heated U.S. market (artificial intelligence momentum drove U.S. averages), with Canada, Norway, Japan and Italy as other detractors.

Financials contributed most, largely due to positive absolute performance in a heavily-overweight sector. Double-digit gains from Allison Transmission Holding, General Dynamics and two Japanese trading companies boosted industrial sector results. In IT, SK Hynix gained in excess of 50% for the semi-annual period, continuing to dominate in high-bandwidth memory (HBM), while noting good price momentum in traditional dynamic random-access memory (DRAM) and NAND markets. Energy transition applications, AI, and automation demand increasing copper resources amidst limited supply. As a result, copper prices have been on an upward trajectory since the end of 2023; Lundin Mining Corp. and Antofagasta PLC were direct beneficiaries.

Detractors included two banks, Webster Financial Corp. and Toronto-Dominion Bank, the latter of which faced an anti-money-laundering investigation. Teleperformance declined on renewed concerns that generative AI will disrupt the French call center’s business. Fellow French company VINCI SA, the concessions and construction company, trended down 25%; we can ascertain no reason for the decline other than geopolitical risk in the country. OpenText Corp. declined on slow software implementation due to delays from customers assessing their use of AI. Guidance was lowered and quarterly earnings fell short of expectations.

Top Contributors

Top Detractors

  SK Hynix, Inc.

  Crocs, Inc.

  United Therapeutics Corp.

  Allison Transmission Holdings, Inc.

  Williams Cos., Inc.

  OpenText Corp.

  Magna International, Inc.

  Teleperformance SE

  CVS Health Corp.

  Sally Beauty Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Polaris Global Value Fund	MSCI World Index
06/30/14	$10,000	$10,000
09/30/14	$9,487	$9,784
12/31/14	$9,714	$9,883
03/31/15	$10,215	$10,112
06/30/15	$10,303	$10,143
09/30/15	$9,396	$9,286
12/31/15	$9,864	$9,797
03/31/16	$9,934	$9,763
06/30/16	$9,608	$9,861
09/30/16	$10,489	$10,341
12/31/16	$11,015	$10,533
03/31/17	$11,539	$11,204
06/30/17	$12,139	$11,655
09/30/17	$12,593	$12,219
12/31/17	$13,285	$12,892
03/31/18	$12,954	$12,727
06/30/18	$13,126	$12,948
09/30/18	$13,352	$13,592
12/31/18	$11,603	$11,769
03/31/19	$12,807	$13,238
06/30/19	$13,214	$13,767
09/30/19	$13,060	$13,841
12/31/19	$14,248	$15,025
03/31/20	$9,725	$11,862
06/30/20	$11,539	$14,159
09/30/20	$12,043	$15,281
12/31/20	$15,196	$17,415
03/31/21	$16,850	$18,272
06/30/21	$17,304	$19,687
09/30/21	$17,122	$19,685
12/31/21	$17,535	$21,214
03/31/22	$16,725	$20,121
06/30/22	$14,562	$16,864
09/30/22	$13,214	$15,821
12/31/22	$15,428	$17,366
03/31/23	$15,862	$18,708
06/30/23	$16,132	$19,986
09/30/23	$15,772	$19,294
12/31/23	$17,707	$21,496
03/31/24	$18,754	$23,405
06/30/24	$18,571	$24,021

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Polaris Global Value Fund	15.12%	7.04%	6.39%
MSCI World Index	20.19%	11.78%	9.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 422,383,916
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,643,523
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$422,383,916
# of Portfolio Holdings	94
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$1,643,523

Holdings [Text Block]

Country Weightings

(% total investments)*

Value	Value
United States	40.4%
South Korea	8.0%
Japan	7.8%
France	6.7%
Canada	6.6%
United Kingdom	6.3%
Germany	5.8%
Switzerland	3.7%
Norway	3.5%
Ireland	2.9%
Sweden	2.0%
Italy	1.5%
Puerto Rico	1.5%
Netherlands	1.2%
Singapore	1.2%
Chile	0.7%
Colombia	0.2%
Russia	0.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

SK Hynix, Inc.	2.24%
Microsoft Corp.	1.81%
United Therapeutics Corp.	1.75%
Allison Transmission Holdings, Inc.	1.71%
Williams Cos., Inc.	1.69%
Crocs, Inc.	1.67%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1.62%
General Dynamics Corp.	1.57%
Linde PLC	1.52%
Smurfit Kappa Group PLC	1.50%

* excluding cash equivalents